7. Other income and expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 14,098,495	$ 24,986,160	$ 27,692,377
Interest Earned from Customers
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	3,107,561	8,760,658	3,399,669
Foreign Exchange Difference, Net
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	10,952,248	16,217,459	23,882,362
Recovery of Insurance
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	(0)	0	380,060
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 38,686	$ 8,043	$ 30,286